Shareholder Report, Average Annual Return (Details) 194004_Kensington Dynamic Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	37.59%	12.00%	11.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	15.72%